CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net income	$ 11,903	$ 7,843
Other comprehensive income related to:
Other comprehensive income, related to unrealized gain on marketable securities, net of tax	0	33
Change in unrealized gain on derivatives, net of tax:
Gain on derivatives recognized in other comprehensive income	1,833	498
Gain on derivatives (effective portion) reclassified into earnings	(57)	(193)
Other comprehensive income, related to unrealized gain on derivatives	1,776	305
Other comprehensive income related to:
Other comprehensive income, net of tax	1,776	338
Total comprehensive income	$ 13,679	$ 8,181